UMB | SCOUT FUNDS

                                                     ---------------------------
                                                     PROSPECTUS OCTOBER 31, 2002
                                                     ---------------------------

Stock Fund (UMBSX)
Stock Select Fund (UMBOX)
Equity Index Fund (UMBQX)
Small Cap Fund (UMBHX)
WorldWide Fund (UMBWX)
WorldWide Select Fund (UWWSX)
Technology Fund (UMBCX)
Energy Fund (UMBEX)
Balanced Fund (UMBLX)
Bond Fund (UMBBX)
Kansas Tax-Exempt Bond Fund (UMBKX)
Money Market Fund - Federal Portfolio (UMFXX)
Money Market Fund - Prime Portfolio (UMPXX)
Tax-Free Money Market Fund (UMTXX)

SHARES OF THE FUNDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                               -------------
                                                                OPPORTUNITY
                                                               -------------
                                                                   BEYOND
                                                               -------------
                                                                  TOMORROW
                                                               -------------

-------------------------------------------------------------------------------
UMB SCOUT FUNDS PRIVACY NOTICE
-------------------------------------------------------------------------------
The UMB Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders' information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT
The UMB Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:

  o your application or other forms, correspondence or conversations (examples include name, address and Social Security Number); and

  o  your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE
We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share nonpublic personal information with our affiliates when processing transactions or managing accounts on your behalf. The types of affiliated third parties with whom we share information include investment advisors and transfer agents. This includes information such as name, address, Social Security Number, account activity and account balances.

The UMB Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended. We may also provide information in response to a subpoena, to prevent fraud or to comply with an inquiry by a government agency or regulator.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY
The UMB Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

--------------------------------------------------------------------------------
PROSPECTUS                                                      OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                        TOLL-FREE 1-800-996-2862

UMB SCOUT STOCK FUND
UMB SCOUT STOCK SELECT FUND
UMB SCOUT EQUITY INDEX FUND
UMB SCOUT SMALL CAP FUND
UMB SCOUT WORLDWIDE FUND
UMB SCOUT WORLDWIDE SELECT FUND
UMB SCOUT TECHNOLOGY FUND
UMB SCOUT ENERGY FUND
UMB SCOUT BALANCED FUND
UMB SCOUT BOND FUND
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND*
UMB SCOUT MONEY MARKET FUND FEDERAL PORTFOLIO
UMB SCOUT MONEY MARKET FUND PRIME PORTFOLIO
UMB SCOUT TAX-FREE MONEY MARKET FUND
*Available only to residents of Kansas and Missouri.

INVESTMENT ADVISOR AND MANAGER:     DISTRIBUTOR:
SCOUT INVESTMENT ADVISORS, INC.     UMB DISTRIBUTION SERVICES, LLC
Kansas City, Missouri               Milwaukee, Wisconsin

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
 Page
INFORMATION ABOUT THE FUNDS
  Investment Objectives and Principal Investment Strategies ...........  2
  Principal Risk Factors ..............................................  9
  Past Performance .................................................... 12
  Fees and Expenses ................................................... 20
  Investment Advisor and Manager ...................................... 22
  Investment Sub-Advisor .............................................. 23
  Financial Highlights ................................................ 23

BUYING, REDEEMING AND EXCHANGING SHARES
  Before You Invest ................................................... 32
  Purchasing Shares ................................................... 33
  Redeeming Shares .................................................... 35
  Exchanging Shares ................................................... 37
  Special Features and Services ....................................... 38
  Other Shareholder Information ....................................... 39
  Dividends, Distributions and Taxes .................................. 40

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UMB SCOUT FUND                            INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND                      Long-term growth of capital and
UMB SCOUT STOCK SELECT FUND               income.
UMBSCOUT WORLDWIDE FUND
UMB SCOUT WORLDWIDE SELECT FUND
--------------------------------------------------------------------------------
UMB SCOUT EQUITY INDEX FUND               To track the performance of the
                                          Standard & Poor's 500/R
                                          Composite Stock Price Index
                                          (S&P 500/R Index).
--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND                  Long-term growth of capital.
UMB SCOUT TECHNOLOGY FUND
UMB SCOUT ENERGY FUND
--------------------------------------------------------------------------------
UMB SCOUT BALANCED FUND                   Long-term growth of capital and high
                                          current income.
--------------------------------------------------------------------------------
UMB SCOUT BOND FUND                       Maximum current income consistent
                                          with quality and maturity standards.
--------------------------------------------------------------------------------
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND     Current income exempt from regular
                                          federal income tax and Kansas state
                                          personal income tax.
--------------------------------------------------------------------------------
UMBSCOUT MONEY MARKET FUND                Maximum income consistent with safety
  FEDERAL PORTFOLIO                       of principal and liquidity.
UMB SCOUT MONEY MARKET FUND
  PRIME PORTFOLIO
--------------------------------------------------------------------------------
UMB SCOUT TAX-FREE MONEY MARKET FUND      Highest level of income exempt from
                                          federal income tax consistent with
                                          quality and maturity standards.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES:
With the exception of the UMB Scout Stock Select Fund and the UMB Scout WorldWide Select Fund, shareholder approval is required to change each Fund's investment objective. Each Fund intends to pursue its objective by investing as described below and will dispose of portfolio holdings any time that the Funds' advisor, Scout Investment Advisors, Inc. (the "Advisor"), believes that they are no longer suitable for achieving the Fund's objective. The principal risk factors associated with each Fund are noted in each case and are described in more detail in the Principal Risk Factors section.

UMB SCOUT STOCK FUND AND UMB SCOUT STOCK SELECT FUND
--------------------------------------------------------------------------------
 OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME.
 PRINCIPAL RISKS: MARKET RISKS.
--------------------------------------------------------------------------------

To pursue its objective, each Fund invests in a diversified portfolio consisting primarily of common stocks. The UMB Scout Stock Fund normally invests at least 80% of its net assets in common stocks and the UMB Scout Stock Select Fund normally invests substantially all (at least 90%) of its net assets in common stocks. Current yield is a secondary consideration for each Fund.

--------------------------------------------------------------------------------
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
                                                                 UMB SCOUT FUNDS

HOW DO THE FUNDS CHOOSE SECURITIES IN WHICH TO INVEST? In selecting securities for the Funds, the Advisor applies a "top-down" approach, taking into consideration prevailing economic, political and market conditions. Securities are also selected based on the Advisor's opinion as to which economic sectors have the best prospects in view of those conditions. Each Fund buys stock of companies that the Advisor believes to be valuable based on the above-average ability of the company to increase its earnings and dividends. The Funds' Advisor believes the true value of a company's stock is determined by:

  o  The company's earnings power

  o  The company's ability to pay dividends

  o  The value of the company's assets

The Funds' Advisor favors a "buy and hold" approach to common stock investing, and therefore the Funds tend to hold individual common stocks for longer-term periods. The Advisor believes that the intrinsic worth and fundamental value of most well-managed companies do not change rapidly, although there may be wide variations in a company's stock price. A "buy and hold" approach also reduces portfolio turnover, which can lower transaction fees and may result in lower taxes for investors.

If the Advisor believes that negative economic or market conditions make it difficult to achieve growth of capital through common stock investments, the Funds may seek to earn income by investing a higher percentage of their assets in dividend-paying common stocks. The Funds may also invest a portion of their net assets (up to 20% for the UMB Scout Stock Fund and up to 10% for the UMB Scout Stock Select Fund) in preferred stocks, fixed-income securities convertible into common stocks, high-grade bonds or other investments that may provide income, including cash and money market securities.

The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality investments to cover redemptions, unanticipated expenses and for reserves. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Funds will not be able to pursue their investment objective and, instead, will focus on preserving your investment.

HOW DO THE UMB SCOUT STOCK FUND AND THE UMB SCOUT STOCK SELECT FUND DIFFER? The relevant difference between the two Funds is that the UMB Scout Stock Fund generally maintains a larger reserve of cash or money market securities than the UMB Scout Stock Select Fund. Since the two Funds share the same investment style, their share price will tend to move in the same direction. However, the larger cash reserve of the UMB Scout Stock Fund will tend to make its share price less volatile. This means it is likely the UMB Scout Stock Fund will not gain as much as the UMB Scout Stock Select Fund when investments increase in value and its share price will not decline as much as the UMB Scout Stock Select Fund when investments lose value.

UMB SCOUT EQUITY INDEX FUND
--------------------------------------------------------------------------------
 OBJECTIVE: TO TRACK THE PERFORMANCE OF THE S&P 500/R INDEX.
 PRINCIPAL RISKS: MARKET RISKS, TRACKING VARIANCE RISK.
--------------------------------------------------------------------------------
The Fund seeks to provide investment results that track, as closely as possible, the performance of the S&P 500/R Index.

The S&P 500/R Index is an unmanaged stock market index which includes the stocks of 500 companies operating across a broad spectrum of the U.S. economy. The Index is dominated by large U.S. companies and its performance is widely considered representative of the U.S. stock market as a whole.

Standard & Poor's Corporation does not endorse any stock in the Index. It is not a sponsor of the UMB Scout Equity Index Fund and is not affiliated with the Fund in any way.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500/R Index using sophisticated computer programs and statistical procedures. As a result, the investment management team does not use traditional methods of active investment management, such as buying and selling securities on the basis of economic, financial and market analysis. Instead, the Fund tries to match the Index, for better or worse. The Fund has operating expenses and transaction costs, while the Index has none. Therefore, the performance of the Fund will generally be less than that of the Index.

PROSPECTUS, OCTOBER 31, 2002

In order to track the S&P 500/R Index as closely as possible, the Fund normally invests at least 80% of its total assets in the stocks that make up the Index, in approximately the same proportions as they are represented in the Index. Under normal market conditions, it is expected that the quarterly performance of the Fund will be within a 0.90 correlation with the S&P 500/R Index after deduction of Fund expenses. A correlation of 1.00 would mean a perfect correlation between the performance of the Fund and the Index.

Because the Fund is an index fund, it generally takes a "buy and hold" approach to investing. The Fund normally sells portfolio securities only to respond to redemption requests or to adjust the number of its shares to track the weighting or composition of the Index. As a result, the Fund's portfolio turnover rate is expected to be extremely low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.

UMB SCOUT SMALL CAP FUND (FORMERLY THE UMB SCOUT REGIONAL FUND)
--------------------------------------------------------------------------------
 OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.
 PRINCIPAL RISKS: MARKET RISKS, SMALL COMPANY RISKS.
--------------------------------------------------------------------------------
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities (mostly common stocks) of smaller companies located anywhere in the United States. Smaller companies are those with a market capitalization (share price multiplied by the number of shares outstanding) of $1.5 billion or less at the time of purchase. The Fund maintains a diversified portfolio of investments and normally holds between 25 and 50 equity positions.

HOW DOES THE UMB SCOUT SMALL CAP FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Fund's Advisor normally invests the Fund's assets in a diversified portfolio of equity securities (common stocks, preferred stocks, or securities convertible or exchangeable into common stocks) that are selected based upon the Advisor's perception of their above-average potential for long-term growth of capital. While trying to maximize the growth potential of the Fund's portfolio of investments, the Advisor also seeks to obtain securities for the Fund that are selling at a reasonable valuation in view of their expected growth rate.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments to cover redemptions, unanticipated expenses, and for reserves. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB SCOUT WORLDWIDE FUND AND UMB SCOUT WORLDWIDE SELECT FUND
--------------------------------------------------------------------------------
 OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME.
 PRINCIPAL RISKS: MARKET RISKS, INTERNATIONAL RISKS.
--------------------------------------------------------------------------------
Each Fund normally pursues its objective by investing in a diversified portfolio consisting primarily of equity securities of established companies either located outside the U.S. or whose primary business is carried on outside the U.S. Equity securities include common stocks and depositary receipts (receipts typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies). The UMB Scout WorldWide Fund normally invests at least 80% of its net assets in equity securities as described above and the UMB Scout WorldWide Select Fund normally invests at least 90% of its net assets in such securities.

HOW DO THE FUNDS CHOOSE SECURITIES IN WHICH TO INVEST? In selecting securities for the Funds, the Advisor applies a "top-down" approach, looking first at the economic, political and market conditions of the various countries in which the Funds may invest. Securities are also selected based on the Advisor's opinion as to which economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions. The Funds primarily invest in securities of seasoned companies that are known for the quality and acceptance of their products or services and for their ability to generate profits and/or dividends. Seasoned companies are considered to be companies that have been in existence for at least three years. The Funds' investment policies will attempt to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Funds' securities by investing in equity securities which, in the opinion of the Advisor, offer good growth potential and in many cases pay dividends. The Funds will look at such factors as the company's assets,

                                                                 UMB SCOUT FUNDS
personnel, sales, earnings and location of its corporate headquarters to determine the value of the company as well as whether more than 50% of such assets, personnel, sales or earnings are located outside the U.S. and therefore whether the company's primary business is carried on outside the U.S. The Funds' Advisor believes the intrinsic worth and consequent value of the stock of most well-managed and successful companies usually do not change rapidly, even though wide variations in the price may occur. So normally, long-term positions in stocks will be taken and maintained while the company's record and prospects continue to meet with the Advisor's approval. Generally, the Funds will invest no more than 25% of their assets in any one country and intend to diversify investments among countries and industries. The Funds will invest no more than 20% of their respective assets in investments in developing countries.

If the Advisor believes negative economic or market conditions make it more difficult to achieve growth of capital through investment in equity securities, the Funds may seek to earn income by investing a higher percentage of their assets in dividend-paying stocks. The Funds may also invest a portion of their net assets (up to 20% for the UMB Scout WorldWide Fund and up to 10% for the UMB Scout WorldWide Select Fund) in preferred stocks, high-grade bonds, fixed-income securities convertible into common stocks, or other investments that may provide income, including cash and money market securities. In such cases, the Funds will resume investing primarily in equity securities when conditions warrant.

The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality investments to cover redemptions, unanticipated expenses and for reserves. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in cash or in those types of investments for temporary defensive purposes. During those times, the Funds will not be able to pursue their investment objective and, instead, will focus on preserving your investment. The Funds also may use currency forwards to hedge against possible currency price changes.

HOW DO THE UMB SCOUT WORLDWIDE FUND AND THE UMB SCOUT WORLDWIDE SELECT FUND DIFFER? The relevant difference between the two Funds is that the UMB Scout WorldWide Fund generally maintains a larger cash reserve than the UMB Scout WorldWide Select Fund. Since the two Funds generally invest in the same kinds of equity securities, their share price will tend to move in the same direction. However, the larger cash position of the UMB Scout WorldWide Fund will tend to make its share price less volatile. This means it is likely the UMB Scout WorldWide Fund will not gain as much as the UMB Scout WorldWide Select Fund when investments increase in value and its share price will not decline as much as the UMB Scout WorldWide Select Fund when the investments lose value.

UMB SCOUT TECHNOLOGY FUND
--------------------------------------------------------------------------------
 OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.
 PRINCIPAL RISKS: MARKET RISKS, CONCENTRATION RISKS, SMALL COMPANY RISKS,
                  INTERNATIONAL RISKS.
--------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation. To pursue its objective, the Fund normally invests at least 80% of its net assets in securities of companies that develop, produce or distribute products and services related to technology.

HOW DOES THE UMB SCOUT TECHNOLOGY FUND CHOOSE SECURITIES IN WHICH TO INVEST? Using fundamental research and quantitative analysis, the investment management team selects securities of technology companies believed to have the potential to outperform the technology sector over the long term. In doing so, the investment management team selects investments based on factors such as:

  o  revenue and earnings growth rates compared with relevant competitors;

  o  product leadership, innovative concepts or market niches;

  o  market share;

  o  financial condition;

  o market valuation compared to securities of other technology-related companies and the stock's own historical norms;

  o  product and industry trends; and

  o  price trends.

PROSPECTUS, OCTOBER 31, 2002

Companies in which the Fund may invest include businesses related to the following products and services: computers, software and peripheral products; industrial and business machines; communications, telecommunications and information products and services; electronics, semiconductors and semiconductor production equipment; electronic media; environmental services; internet; office equipment and supplies; television and video equipment and services; satellite technology and equipment; chemicals and synthetic materials; and biotechnology, health care and medical supplies. It is expected that from time to time, more than 25% of the Fund's net assets may be invested in each of the following technology industries: semiconductors, software and hardware. The Fund may invest in both small and large technology companies, without regard to their size and, at times, may have a significant amount of its assets invested in small companies. The investment management team intends to sell securities it believes are no longer suitable for achieving the Fund's objective of long-term capital appreciation.

Although the Fund primarily invests in the securities of U.S. companies, it may invest a portion of its assets in the securities of foreign issuers. The Fund does not expect normally to invest more than 35% of its assets in the securities of foreign issuers, including issuers located in developing countries.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue long-term capital appreciation and, instead, will focus on preserving your investment.

UMB SCOUT ENERGY FUND (FORMERLY THE UMB SCOUT CAPITAL PRESERVATION FUND)
--------------------------------------------------------------------------------
 OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.
 PRINCIPAL RISKS: MARKET RISKS, CONCENTRATION RISKS, INTERNATIONAL RISKS.
--------------------------------------------------------------------------------
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies principally engaged in energy-related businesses (those that derive more than 50% of their revenues from energy-related activities). These businesses include the conventional areas of oil, gas, electricity and coal, as well as newer sources of energy such as nuclear, geothermal, oil shale and solar power. The types of energy-related companies in which the Fund may invest include, but are not limited to, integrated international and domestic oil companies, exploration companies, production companies, service companies, distribution companies, companies involved in the manufacturing and distribution of alternative forms of energy sources, and companies engaged in energy conservation and pollution control.


HOW DOES THE UMB SCOUT ENERGY FUND CHOOSE SECURITIES IN WHICH TO INVEST? The

Fund's equity investments are made up primarily of common stocks, and may also include preferred stocks and securities that may be converted into or exchanged for common stocks. Up to 50% of the Fund's total assets may be invested in foreign companies, including companies located in developing countries. The Fund will maintain a diversified portfolio of investments, but may be more volatile than a fund that invests across many industry sectors.

The Fund's Advisor selects stocks based upon its perception of their above-average potential for long-term growth of capital. The Fund has the flexibility to pursue its objective through any type of domestic or foreign security, listed or over the counter, without restriction as to market capitalization. The Advisor uses fundamental analysis of each issuer's financial condition, industry position and market and economic conditions to select investments.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments to cover redemptions, unanticipated expenses, and for reserves. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

                                                                 UMB SCOUT FUNDS

UMB SCOUT BALANCED FUND
--------------------------------------------------------------------------------
 OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND HIGH CURRENT INCOME.
 PRINCIPAL RISKS: MARKET RISKS, FIXED-INCOME RISKS, INTERNATIONAL RISKS.
--------------------------------------------------------------------------------
The Fund seeks long-term growth of capital by investing in equity securities (common stocks, securities convertible into common stocks, preferred stocks and warrants), and seeks high current income by investing in fixed-income securities.

HOW DOES THE UMB SCOUT BALANCED FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Fund has the flexibility to pursue its objective through any type or quality of domestic or foreign security regardless of market capitalization, including securities of companies located in developing countries. Normally, the Fund will invest a minimum of 25% of its assets in equity securities and a minimum of 25% of its assets in fixed-income securities and will maintain a diversified portfolio of investments. Generally, the average maturity of the fixed-income securities in the portfolio will be between three and seven years. The Advisor will shift the proportions of each type of investment based on its interpretation of economic conditions and underlying security valuations.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB SCOUT BOND FUND
--------------------------------------------------------------------------------
 OBJECTIVE: MAXIMUM CURRENT INCOME CONSISTENT WITH QUALITY AND MATURITY
            STANDARDS.
 PRINCIPAL RISKS: FIXED-INCOME RISKS.
--------------------------------------------------------------------------------
The Fund normally pursues its objective by investing at least 80% of its net assets in a diversified portfolio of fixed-income obligations. The Advisor may also consider total return when selecting investments for the Fund.

HOW DOES THE UMB SCOUT BOND FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Fund normally invests at least 80% of its assets in fixed-income instruments issued by the U.S. government and its agencies, or corporations or other business organizations. The Fund's investments in securities issued by corporations or other business entities will be rated at the time of purchase within the top three classifications of Moody's Investor Service, Inc. ("Moody's") (Aaa, Aa and
A) or Standard & Poor's/R Ratings Group ("S&P/R") (AAA, AA, A).


The overall weighted average maturity of the Fund normally will be three to seven years, although the Fund may purchase individual obligations of 20 years or longer to maturity. The Advisor may adjust the overall weighted average maturity when economic or market conditions make it desirable and in the best interest of shareholders.


The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions, unanticipated expenses and to provide portfolio flexibility. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
 OBJECTIVE: CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND KANSAS
            STATE PERSONAL INCOME TAX.
 PRINCIPAL RISKS: FIXED-INCOME RISKS, GEOGRAPHIC RISKS, NON-DIVERSIFICATION
                  RISKS, MUNICIPAL RISKS.
--------------------------------------------------------------------------------


This Fund is only available to shareholders located in Kansas and Missouri. (There are no state tax benefits for residents of Missouri.) The Fund pursues its objective by investing at least 80% of its net assets in municipal bonds or debt instruments, the interest on which is exempt from regular federal income tax and Kansas state personal income tax. The Advisor may also consider total return when selecting investments for the Fund.

PROSPECTUS, OCTOBER 31, 2002

HOW DOES THE UMB SCOUT KANSAS TAX-EXEMPT BOND FUND CHOOSE SECURITIES IN WHICH TO INVEST? Under normal conditions, the Fund will invest its assets primarily in obligations issued by the state of Kansas or its political subdivisions. These obligations may include municipal bonds, notes and commercial paper of varying maturities issued by a state or local government or municipality for a wide variety of both public and private purposes. These instruments can be classified as general obligation or revenue bonds, or bond anticipation, tax anticipation and revenue anticipation notes. The Fund generally will invest in securities that, at the time of purchase, are within the top three classifications of Moody's, S&P/R or Fitch Investor's Services ("Fitch"). In addition, the credit quality of unrated securities at the time of purchase generally will be, in the opinion of the Advisor, at least equivalent to an A rating by Moody's, S&P/R or Fitch. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund until they can be disposed of in a reasonable manner.

The Fund is classified as a "non-diversified" investment company. This means the Fund is likely to invest a greater percentage of its assets in a single issuer than a diversified investment company.

The overall weighted average maturity of the Fund normally will be between five to ten years, although the Fund may purchase individual obligations of 20 years or longer to maturity. The Advisor may adjust the overall weighted average maturity when economic or market conditions make it desirable and in the best interest of shareholders.

Normally, the Fund will invest up to 20% of its net assets in short-term municipal securities, although the Fund may invest up to 100% as a temporary defensive measure in response to adverse market conditions.

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO AND PRIME PORTFOLIO
--------------------------------------------------------------------------------
 OBJECTIVE: MAXIMUM INCOME CONSISTENT WITH SAFETY OF PRINCIPAL AND LIQUIDITY. PRINCIPAL RISKS: FIXED-INCOME RISKS.
--------------------------------------------------------------------------------
The UMB Scout Money Market Fund offers shares of two separate portfolios. The Federal Portfolio only invests in U.S. government securities, while the Prime Portfolio may also invest in other money market securities. Each Portfolio seeks to maintain a constant net asset value of $1.00 per share. The Portfolios pursue their objective by investing in high-quality, short-term debt instruments. Each Portfolio will maintain a weighted average maturity of 90 days or less.

HOW DO THE PORTFOLIOS OF THE UMB SCOUT MONEY MARKET FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Portfolios select only high-quality, short-term obligations in which to invest. Examples of these securities follow.

FEDERAL PORTFOLIO - Only invests in the following U.S. government securities:

  o Direct obligations of the U.S. government, such as Treasury bills, notes and bonds.

  o Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury; or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

The Federal Portfolio may also invest in the above types of securities subject to repurchase agreements entered into with the seller of the issues.

PRIME PORTFOLIO - In addition to the securities eligible for purchase by the Federal Portfolio, the Prime Portfolio may also invest in:

  o Domestic short-term obligations issued by larger U.S. commercial banks and Savings and Loan Associations which are members of the Federal Deposit Insurance Corporation, or holding companies of such banks and savings and loans.

  o Short-term obligations issued by companies that meet the high credit-quality standards of the Portfolio.

Investments in the Portfolios of the UMB Scout Money Market Fund are not deposits in UMB Bank, n.a. or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund's Portfolios.

                                                                 UMB SCOUT FUNDS

UMB SCOUT TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
 OBJECTIVE: HIGHEST LEVEL OF INCOME EXEMPT FROM FEDERAL INCOME TAX CONSISTENT
            WITH QUALITY AND MATURITY STANDARDS.
 PRINCIPAL RISKS: FIXED-INCOME RISKS, MUNICIPAL RISKS, TAX RISKS.
--------------------------------------------------------------------------------
In addition to its stated investment objective, the UMB Scout Tax-Free Money Market Fund further seeks to maintain a stable net asset value of $1.00 per share.

HOW DOES THE UMB SCOUT TAX-FREE MONEY MARKET FUND CHOOSE SECURITIES IN WHICH TO INVEST? As a tax-free money market fund, the Fund invests primarily in high-quality, short-term debt obligations that are exempt from federal income tax. Normally, the Fund will invest at least 80% of its net assets in securities that are exempt from federal income tax. The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis, when the Advisor believes it is in the best interest of shareholders. Such taxable instruments include obligations of the U.S. government, its agencies and instrumentalities; certain certificates of deposit and bankers acceptances; or certain commercial paper.

An investment in the UMB Scout Tax-Free Money Market Fund is not a deposit in UMB Bank, n.a. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------
As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

MARKET RISKS
The UMB Scout Stock, Stock Select, Equity Index, Small Cap, WorldWide, WorldWide Select, Technology, Energy and Balanced Funds normally invest in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Different types of investments shift in and out of favor depending on market and economic conditions. At various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in favor, and the value of these Funds may go down.

SMALL COMPANY RISKS
The UMB Scout Small Cap Fund invests primarily in small companies. The UMB Scout Technology Fund may also have a significant portion of its assets invested in small companies. Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies are generally more volatile than the securities of larger, more established companies. Investments in the UMB Scout Small Cap Fund and the UMB Scout Technology Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. While these Funds cannot eliminate these risks, the Funds' Advisor tries to minimize risk by diversifying its investments across different companies and economic sectors.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

PROSPECTUS, OCTOBER 31, 2002

CONCENTRATION RISKS
The UMB Scout Technology Fund will be highly concentrated in companies engaged in technology business activities, particularly the computer and software industry. The UMB Scout Energy Fund will be highly concentrated in companies engaged in energy-related businesses. Therefore, these Funds may be especially sensitive to changes in the general stock market and other economic conditions that affect those industries, and are likely to be much more volatile than funds that are exposed to a greater variety of industries, especially over the short term.


Companies in the rapidly changing fields of science and technology often face special risks. For example, their products may prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism and earnings disappointments can result in sharp price declines. In addition, computer and software businesses are subject to intense competitive pressures and aggressive pricing, which can negatively affect their stock price. Technology companies are often small, start-up companies and may experience difficulty in obtaining the financing necessary to operate the business until it is successful, which can increase the volatility of such investments. The technology sector has experienced severe price declines in recent years, which indicates the volatility and risk that can be associated with an investment in the UMB Scout Technology Fund.


Securities of energy companies may experience greater price volatility than securities of other companies as a result of the volatility of the prices for certain raw materials and the instability of supplies for certain materials. In addition, certain energy-related commodities are subject to limited pricing flexibility because of supply and demand factors.

FIXED-INCOME RISKS
Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Funds may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.

An issuer of fixed-income securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

The amount of dividends paid by fixed-income funds to you will vary depending on the amount of income they earn on their investments. It is possible an issuer of a debt security owned by one of the Funds could default on interest and/or principal payments that are payable to a Fund.

With respect to U.S. government securities, there can be no assurance that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

While each UMB Scout Money Market Fund seeks to preserve the value of your investment at $1.00 per share, the yields earned by the UMB Scout Money Market Funds will fluctuate. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. Investments in the UMB Scout Money Market Funds are not insured or guaranteed by the FDIC or any government agency.

MUNICIPAL RISKS
Investments in the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund are also subject to risks associated with investments in municipal securities. Municipal obligations that a Fund purchases may be backed by letters of credit issued by banks and other financial institutions. Adverse developments affecting banks could have a negative effect on a Fund's portfolio securities. Municipal obligations which a Fund may acquire include municipal lease obligations which are issued by a state or local government to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to a Fund.

                                                                 UMB SCOUT FUNDS

TAX RISKS
The UMB Scout Tax-Free Money Market Fund may be more adversely impacted by changes in tax rates and policies than the Portfolios of the UMB Scout Money Market Fund. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status can therefore significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Investments in tax-exempt securities pose additional risks. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Fund and the Advisor rely on these opinions and will not review the basis for them.

INTERNATIONAL RISKS
International investing by the UMB Scout WorldWide, WorldWide Select, Technology, Energy and Balanced Funds poses additional risks such as currency fluctuations. If a security owned by a Fund is denominated in a foreign currency, the price of that security may go up in the local currency but cause a loss to the Fund when priced in U.S. dollars. International markets, especially in developing countries, are subject to political instability and are not always as liquid as in the U.S., sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as U.S. companies. These risks are inherently passed on to the company's shareholders, including the Funds, and in turn, to the Funds' shareholders.

The UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to seek to minimize currency value fluctuations. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.

The Funds will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Funds' dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the U.S. dollar. Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

GEOGRAPHIC RISKS
The UMB Scout Kansas Tax-Exempt Bond Fund invests primarily in issuers connected with relatively limited geographic areas. These issuers are more susceptible to specific adverse economic or political occurrences or developments than are more geographically dispersed issuers. The Kansas economy is primarily centered on trade, services, government and manufacturing, with agriculture remaining as an important component. A slowdown in one or more of these sectors in the Kansas economy could hamper municipalities' ability to meet debt obligations and therefore cause losses to the UMB Scout Kansas Tax-Exempt Bond Fund.

TRACKING VARIANCE RISKS
The UMB Scout Equity Index Fund is subject to the risk that its performance may not precisely track the performance of the S&P 500/R Index. Tracking variance may result from purchases and redemptions, transaction costs, Fund expenses, changes in the composition of the Index and other factors. If securities the Fund owns underperform those in the Index, the Fund's performance will be lower than the Index. Under normal market conditions, the sub-advisor expects the quarterly performance of the Fund to be within a 0.90 correlation with the Index, after expenses.

The UMB Scout Equity Index Fund is not sponsored, endorsed, sold or promoted by S&P/R, nor does S&P/R guarantee the accuracy and/or completeness of the S&P 500/R Index or data included therein. S&P/R makes no warranty, express or implied, as to the results obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500/R Index or any data included therein.

PROSPECTUS, OCTOBER 31, 2002

NON-DIVERSIFICATION RISKS


The UMB Scout Kansas Tax-Exempt Bond Fund is classified as non-diversified for purposes of federal mutual fund regulation, which means that it may invest in the securities of relatively fewer issuers compared to other mutual funds. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Also, the volatility of the Fund's investment performance may increase and the Fund could incur greater losses than other mutual funds that invest in a greater number of companies.

--------------------------------------------------------------------------------
PAST PERFORMANCE
--------------------------------------------------------------------------------

The bar charts and tables on the following pages provide an indication of the risks of investing in the Funds. The bar charts show how each Fund's returns have changed from year to year. The tables show how each Fund's average annual returns for certain periods compare with those of one or more broad market benchmarks. The tables include all expenses of the Funds and assume that all dividends and capital gains distributions have been reinvested. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND
--------------------------------------------------------------------------------


ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

92           7.11
93          10.65
94           2.76
95          19.69
96          10.66
97          21.03
98           7.62
99          13.31
00           0.15
01          -8.59

During the period shown in the chart above the Fund's highest quarterly return was 13.70% (quarter ended June 30, 1999) and the Fund's lowest quarterly return was -9.57% (quarter ended September 30, 2001).

Year-to-Date Return (through September 30, 2002): -24.02%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                      1 YEAR         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes(1).............    -8.59%          6.20%          8.10%
Return After Taxes
  on Distributions ................    -9.33%          4.14%          5.77%
Return After Taxes on
  Distributions and Sale
  of Fund Shares(1) ...............    -4.84%          4.71%          5.91%
S&P 500/R Index (reflects
  no deduction for fees,
  expenses or taxes) ..............   -11.89%         10.70%         12.94%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1)The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

--------------------------------------------------------------------------------
UMB SCOUT STOCK SELECT FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

00          -8.19
01          -7.33

During the period shown in the chart above the Fund's highest quarterly return was 11.28% (quarter ended December 31, 2001) and the Fund's lowest quarterly return was -11.11% (quarter ended September 30, 2001).

Year-to-Date Return (through September 30, 2002): -23.41%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                SINCE
                                                1 YEAR       INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1).......................    -7.33%         -5.34%
Return After Taxes on Distributions..........    -7.62%         -5.71%
Return After Taxes on Distributions
  and Sale of Fund Shares(1) ................    -4.46%         -4.40%
S&P 500/R Index (reflects no deduction
  for fees, expenses or taxes) ..............   -11.89%         -4.48%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1)The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

*  Inception Date: May 17, 1999

PROSPECTUS, OCTOBER 31, 2002

--------------------------------------------------------------------------------
UMB SCOUT EQUITY INDEX FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

01          -12.33

During the period shown in the chart above the Fund's highest quarterly return was 10.48% (quarter ended December 31, 2001) and the Fund's lowest quarterly return was -14.73% (quarter ended September 30, 2001).

Year-to-Date Return (through September 30, 2002): -28.25%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                               SINCE
                                                1 YEAR       INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1).......................   -12.33%        -12.46%
Return After Taxes on Distributions..........   -12.66%        -12.77%
Return After Taxes on Distributions
  and Sale of Fund Shares(1) ................    -7.49%        -10.02%
S&P 500/R Index (reflects no deduction
  for fees, expenses or taxes) ..............   -11.89%        -12.03%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1)The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

*  Inception Date: May 1, 2000

--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND*
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

92          10.96
93           5.96
94           0.70
95          19.96
96          12.55
97          23.02
98          -3.68
99           1.26
00          21.82
01          11.37

During the period shown in the chart above the Fund's highest quarterly return was 18.21% (quarter ended June 30, 1999) and the Fund's lowest quarterly return was -13.61% (quarter ended September 30, 1998).

Year-to-Date Return (through September 30, 2002): -15.36%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                      1 YEAR        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes(1).............    11.37%         10.24%         10.04%
Return After Taxes
  on Distributions ................     6.35%          7.74%          7.94%
Return After Taxes on
  Distributions and Sale
  of Fund Shares(1) ...............     8.59%          7.56%          7.58%
Russell 2000 Index (reflects
  no deduction for fees,
  expenses or taxes) ..............     2.49%          7.52%         11.51%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1)The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

* Prior to July 2, 2001, the Fund was known as the UMB Scout Regional Fund and was managed in accordance with a different investment objective and strategy.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

94           3.82
95          14.66
96          18.35
97          18.35
98          17.96
99          31.43
00          -8.17
01         -11.00

During the period shown in the chart above the Fund's highest quarterly return was 16.08% (quarter ended December 31, 1999) and the Fund's lowest quarterly return was -13.21% (quarter ended September 30, 1998).

Year-to-Date Return (through September 30, 2002): -21.22%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                    SINCE
                                      1 YEAR        5 YEARS       INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1).............   -11.00%          8.44%         10.17%
Return After Taxes
  on Distributions ................   -11.43%          7.66%          9.46%
Return After Taxes on
  Distributions and Sale
  of Fund Shares(1) ...............    -6.69%          6.64%          8.31%
MSCIEAFE Index (reflects
  no deduction for fees,
  expenses or taxes) ..............   -21.20%          1.17%          3.63%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1)The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

*  Inception Date: September 14, 1993

--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE SELECT FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

00           -9.64
01          -13.63

During the period shown in the chart above the Fund's highest quarterly return was 11.95% (quarter ended December 31, 2001) and the Fund's lowest quarterly return was -15.46% (quarter ended September 30, 2001).

Year-to-Date Return (through September 30, 2002): -24.57%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                     SINCE
                                                     1 YEAR       INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1).......................        -13.63%         -2.19%
Return After Taxes on Distributions..........        -13.89%         -2.51%
Return After Taxes on Distributions
...and Sale of Fund Shares(1) ................         -8.30%         -1.89%
MSCIEAFE Index (reflects no deduction
...for fees, expenses or taxes) ..............        -21.20%         -6.62%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1)The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

*  Inception Date: May 17, 1999

PROSPECTUS, OCTOBER 31, 2002

--------------------------------------------------------------------------------
UMB SCOUT TECHNOLOGY FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

01          -42.06

During the period shown in the chart above the Fund's highest quarterly return was 30.27% (quarter ended December 31, 2001) and the Fund's lowest quarterly return was -42.21% (quarter ended March 31, 2001).

Year-to-Date Return (through September 30, 2002): -55.87%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                    SINCE
                                                     1 YEAR       INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1).......................        -42.06%        -43.69%
Return After Taxes on Distributions..........        -42.06%        -43.69%
Return After Taxes on Distributions
  and Sale of Fund Shares(1) ................        -25.61%        -33.45%
Nasdaq Composite Index (reflects
  no deduction for fees, expenses
  or taxes) .................................        -20.80%        -33.36%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1)The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
*  Inception Date: May 1, 2000

--------------------------------------------------------------------------------
UMB SCOUT ENERGY FUND*
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

99          10.41
00           6.04
01          -4.63

During the period shown in the chart above the Fund's highest quarterly return was 9.58% (quarter ended June 30, 1999) and the Fund's lowest quarterly return was -9.40% (quarter ended September 30, 2001).

Year-to-Date Return (through September 30, 2002): -15.66%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                     SINCE
                                                     1 YEAR       INCEPTION**
--------------------------------------------------------------------------------
Return Before Taxes(1).......................         -4.63%          0.23%
Return After Taxes on Distributions..........         -5.63%         -0.73%
Return After Taxes on Distributions
  and Sale of Fund Shares(1) ................         -2.49%         -0.24%
S&P 500/R Index (reflects no deduction
  for fees, expenses or taxes) ..............        -11.89%          4.09%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1)The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

* Prior to July 2, 2001, the Fund was known as the UMB Scout Capital Preservation Fund and was managed in accordance with a different investment strategy.

** Inception Date: February 23, 1998

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
UMB SCOUT BALANCED FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

96           6.09
97          10.12
98           3.15
99          -1.03
00          10.24
01          -4.26

During the period shown in the chart above the Fund's highest quarterly return was 10.51% (quarter ended September 30, 2000) and the Fund's lowest quarterly return was -7.10% (quarter ended March 31, 2001).

Year-to-Date Return (through September 30, 2002): -10.96%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                     SINCE
                                      1 YEAR         5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1).............    -4.26%          3.48%          3.95%
Return After Taxes
  on Distributions ................    -4.26%          0.97%          1.69%
Return After Taxes on
  Distributions and Sale
  of Fund Shares(1) ...............    -2.60%          1.68%          2.16%
S&P 500/R Index (reflects
  no deduction for fees,
  expenses or taxes) ..............   -11.89%         10.70%         12.47%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1)The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
   * Inception Date: December 6, 1995

--------------------------------------------------------------------------------
UMB SCOUT BOND FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

92           6.61
93           8.33
94          -3.07
95          14.03
96           3.54
97           7.25
98           7.14
99           0.19
00           9.27
01           8.07

During the period shown in the chart above the Fund's highest quarterly return was 4.84% (quarter ended June 30, 1995) and the Fund's lowest quarterly return was -2.42% (quarter ended March 31, 1994).

Year-to-Date Return (through September 30, 2002): 8.58%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                      1 YEAR        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes................     8.07%          6.33%          6.03%
Return After Taxes
  on Distributions ................     5.91%          4.05%          3.74%
Return After Taxes on
  Distributions and Sale
  of Fund Shares ..................     4.89%          3.92%          3.70%
Lehman Brothers Govt./
  Credit Int. Index (reflects
  no deduction for fees,
  expenses or taxes) ..............     8.96%          7.10%          6.81%
--------------------------------------------------------------------------------
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

99           0.68
00           6.43
01           5.04

During the period shown in the chart above the Fund's highest quarterly return was 2.46% (quarter ended December 31, 2000) and the Fund's lowest quarterly return was -0.91% (quarter ended June 30, 1999).

Year-to-Date Return (through September 30, 2002): 4.74%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                     SINCE
                                                     1 YEAR       INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1).......................          5.04%          4.02%
Return After Taxes on Distributions..........          5.03%          4.01%
Return After Taxes on Distributions
  and Sale of Fund Shares(1) ................          4.63%          4.02%
Lehman Brothers 5-Year Municipal Index
  (reflects no deduction for fees,
  expenses or taxes) ........................          6.21%          5.07%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1)The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
*  Inception Date: February 23, 1998

--------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

92          3.44
93          2.71
94          3.75
95          5.54
96          4.97
97          5.09
98          5.04
99          4.66
00          5.91
01          3.62

During the period shown in the chart above the Fund's highest quarterly return was 1.53% (quarter ended September 30, 2000) and the Fund's lowest quarterly return was 0.47% (quarter ended December 31, 2001).

Year-to-Date Return (through September 30, 2002): 0.94%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                      1 YEAR        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Money Market Fund -
  Federal Portfolio ...............     3.62%          4.86%          4.47%
Salomon Smith Barney
  3-Month Treasury
  Bill Index ......................     4.09%          5.02%          4.70%
--------------------------------------------------------------------------------

You may call 1-800-996-2862 to obtain the current 7-day yield of the Federal Portfolio.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

92          3.46
93          2.75
94          3.80
95          5.59
96          5.03
97          5.17
98          5.14
99          4.76
00          6.05
01          3.63

During the period shown in the chart above the Fund's highest quarterly return was 1.56% (quarter ended December 31, 2000) and the Fund's lowest quarterly return was 0.49% (quarter ended December 31, 2001).

Year-to-Date Return (through September 30, 2002): 0.96%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                      1 YEAR        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Money Market Fund -
  Prime Portfolio .................     3.63%          4.95%          4.53%
Salomon Smith Barney
  3-Month Treasury
  Bill Index ......................     4.09%          5.02%          4.70%
--------------------------------------------------------------------------------

You may call 1-800-996-2862 to obtain the current 7-day yield of the Prime Portfolio.

--------------------------------------------------------------------------------
UMB SCOUT TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------

92          2.56
93          2.00
94          2.40
95          3.31
96          2.99
97          3.12
98          2.94
99          2.72
00          3.59
01          2.19

During the period shown in the chart above the Fund's highest quarterly return was 0.93% (quarter ended December 31, 2000) and the Fund's lowest quarterly return was 0.34% (quarter ended December 31, 2001).

Year-to-Date Return (through September 30, 2002): 0.61%

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                      1 YEAR        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Tax-Free Money Market
  Fund ............................     2.19%          2.91%          2.78%
Salomon Smith Barney
  3-Month Treasury
  Bill Index ......................     4.09%          5.02%          4.70%
--------------------------------------------------------------------------------

You may call 1-800-996-2862 to obtain the current 7-day yield of the UMB Scout Tax-Free Money Market Fund.


PROSPECTUS, OCTOBER 31, 2002

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the different Funds.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                        UMB       UMB       UMB
                                              UMB      SCOUT     SCOUT     SCOUT      UMB
                                             SCOUT     STOCK     EQUITY    SMALL     SCOUT
                                             STOCK     SELECT    INDEX      CAP    WORLDWIDE
                                              FUND      FUND      FUND      FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)
  Maximum Sales Charge
     (Load) Imposed on Purchases              None      None      None      None      None
  Maximum Deferred Sales
     Charge (Load)                            None      None      None      None      None
  Maximum Sales Charge (Load)
     Imposed on Reinvested Dividends          None      None      None      None      None
  Redemption Fee                              None      None      None      None      None
  Exchange Fee                                None      None      None      None      None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED
  FROM FUND ASSETS)
  Management Fees                             .85%      .85%      .40%      .85%    1.10%*
  Distribution (12b-1) Fees                   None      None      None      None      None
  Other Expenses                              .01%      .07%      None      .03%      .02%
  Total Annual Fund Operating Expenses        .86%      .92%      .40%      .88%     1.12%
Less Manager's Fee Waiver/Payments             N/A       N/A   (.10)%**      N/A       N/A
                                           -------   -------   -------   -------   -------
Revised Total Annual Fund
  Operating Expenses                          .86%      .92%      .30%      .88%     1.12%





------------------------------------------------------------------------------------------------------------------------------------
                                                                                                UMB                           UMB
                                                                                               SCOUT                         SCOUT
                                              UMB                                              KANSAS                         TAX-
                                             SCOUT      UMB       UMB       UMB       UMB       TAX-        UMB SCOUT         FREE
                                           WORLDWIDE   SCOUT     SCOUT     SCOUT     SCOUT     EXEMPT   MONEY MARKET FUND    MONEY
                                             SELECT  TECHNOLOGY  ENERGY   BALANCED    BOND      BOND    FEDERAL    PRIME     MARKET
                                              FUND      FUND      FUND      FUND      FUND      FUND   PORTFOLIO  PORTFOLIO   FUND
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)
  Maximum Sales Charge
     (Load) Imposed on Purchases              None      None      None      None      None      None      None      None      None
  Maximum Deferred
     Sales Charge (Load)                      None      None      None      None      None      None      None      None      None
  Maximum Sales Charge (Load)
     Imposed on Reinvested Dividends          None      None      None      None      None      None      None      None      None
  Redemption Fee                              None      None      None      None      None      None      None      None      None
  Exchange Fee                                None      None      None      None      None      None      None      None      None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
  Management Fees                           1.10%*     1.50%      .85%      .85%      .85%      .50%      .50%      .50%      .50%
  Distribution (12b-1) Fees                   None      None      None      None      None      None      None      None      None
  Other Expenses                              .04%      None      None      None      .06%      .02%      .01%      .01%      .01%
  Total Annual Fund Operating Expenses       1.14%     1.50%      .85%      .85%      .91%      .52%      .51%      .51%      .51%
Less Manager's Fee Waiver/Payments             N/A   (.40)%***     N/A       N/A       N/A       N/A       N/A       N/A       N/A
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
Revised Total Annual
  Fund Operating Expenses                    1.14%     1.10%      .85%      .85%      .91%      .52%      .51%      .51%      .51%



* Under its Management Agreement with the UMB Scout WorldWide and the UMB Scout WorldWide Select Funds, Scout Investment Advisors, Inc. will receive management fees from each Fund based upon an annual rate of 1.10% of the first $500 million of average daily net assets, 1.00% of the next $500 million and .90 of 1% on average daily net assets over $1 billion.

** Scout Investment Advisors, Inc. has entered into an agreement to waive its fees and/or make expense payments through October 31, 2003 so that actual total annual fund operating expenses of the UMB Scout Equity Index Fund do not exceed 0.30% of average daily net assets.

***Scout Investment Advisors, Inc. has entered into an agreement to waive its fees and/or make expense payments through October 31, 2003 so that actual total annual fund operating expenses of the UMB Scout Technology Fund do not exceed 1.10% of average daily net assets.

--------------------------------------------------------------------------------
EXAMPLES
The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



------------------------------------------------------------------------------------------------------------------------------------
                                                        UMB       UMB       UMB
                                              UMB      SCOUT     SCOUT     SCOUT      UMB
                                             SCOUT     STOCK     EQUITY    SMALL     SCOUT
                                             STOCK     SELECT    INDEX      CAP    WORLDWIDE
                                              FUND      FUND      FUND      FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
1 Year                                         $88       $94       $31       $90      $114
3 Years                                       $274      $293      $118      $281      $356
5 Years                                       $477      $509      $214      $488      $617
10 Years                                    $1,061    $1,131      $495    $1,084    $1,363
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                UMB                           UMB
                                                                                               SCOUT                         SCOUT
                                              UMB                                              KANSAS                         TAX-
                                             SCOUT      UMB       UMB       UMB       UMB       TAX-        UMB SCOUT         FREE
                                           WORLDWIDE   SCOUT     SCOUT     SCOUT     SCOUT     EXEMPT   MONEY MARKET FUND    MONEY
                                             SELECT  TECHNOLOGY  ENERGY   BALANCED    BOND      BOND    FEDERAL    PRIME     MARKET
                                              FUND      FUND      FUND      FUND      FUND      FUND   PORTFOLIO  PORTFOLIO   FUND
------------------------------------------------------------------------------------------------------------------------------------
1 Year                                        $116      $112       $87       $87       $93       $53       $52       $52       $52
3 Years                                       $362      $435      $271      $271      $290      $167      $164      $164      $164
5 Years                                      $$628      $781      $471      $471      $504      $291      $285      $285      $285
10 Years                                    $1,386    $1,756    $1,049    $1,049    $1,120      $653      $640      $640      $640
------------------------------------------------------------------------------------------------------------------------------------


*Please note that only the first year in the 3, 5 and 10 Years examples for the UMB Scout Equity Index Fund and the UMB Scout Technology Fund reflect the effect of the Advisor's contractual agreement to limit overall Fund expenses. If the expense limitation agreement was continued, the 3, 5 and 10 Years expense example dollar amounts would be less.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
INVESTMENT ADVISOR AND MANAGER
--------------------------------------------------------------------------------

Scout Investment Advisors, Inc. (the "Advisor") is each Fund's Manager and Investment Advisor. The Advisor is a wholly-owned subsidiary of UMB Bank, n.a. ("UMB") and was formed as a federally registered investment advisory subsidiary of UMB solely for the purpose of managing the UMBScout Funds. The Advisor and UMBare each located at 1010 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced portfolio management and investment analysis and research staff. As of September 30, 2002, UMB and the Advisor were collectively responsible for managing in excess of $11 billion in client assets.
William B. Greiner has been the Chief Investment Officer at UMB since 1999 and Chairman of Scout Investment Advisors, Inc. since its inception. In this capacity, Mr. Greiner oversees the operation of the UMB Scout Funds. Previously, he managed investments at Northern Trust Company, Chicago, Illinois. Mr. Greiner has over 17 years of investment management experience. A management team led by James L. Moffett is responsible for investment decisions for the UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund. Mr. Moffett has served as lead portfolio manager for the UMB Scout Stock Fund since May 1999 and the UMB Scout Stock Select Fund since the Fund's inception on May 17, 1999. In addition, Mr. Moffett has served as lead portfolio manager for the UMB Scout WorldWide Fund since 1993 and the UMB Scout WorldWide Select Fund since the Fund's inception on May 17, 1999. He is a Chartered Financial Analyst and has over 33 years of investment management experience. He joined UMB (previously Commercial National Bank) in 1979. A management team led by David R. Bagby is responsible for investment decisions for the UMB Scout Small Cap Fund. Mr. Bagby has served as portfolio manager of the UMB Scout Small Cap Fund since the Fund commenced being managed as a small cap fund on July 2, 2001. Mr. Bagby joined UMB in 1993 and is a Chartered Financial Analyst with over 27 years of investment management experience. A management team led by Larry Valencia and Craig Novorr is responsible for investment decisions for the UMB Scout Technology Fund. Mr. Valencia and Mr. Novorr have served as portfolio managers for the the UMB Scout Technology Fund since the Fund's inception on May 1, 2000. Mr. Valencia, a Chartered Financial Analyst, has more than 20 years of investment experience, including portfolio and pension account management and software design for financial applications. Mr. Valencia joined UMB in February 2000. Prior to that, Mr. Valencia worked at Security Benefit Group. Mr. Novorr has been employed by UMB since 1996 and has been a portfolio manager since 1998. A management team led by William E. Cashman is responsible for investment decisions for the UMB Scout Energy Fund. Mr. Cashman has served as portfolio manager of the UMB Scout Energy Fund since the Fund commenced being managed as an energy fund on July 2, 2001. Mr. Cashman joined UMB in November 1993. A management team led by James A. Reed II is responsible for investment decisions for the UMB Scout Balanced Fund. Mr. Reed has served as lead portfolio manager for the UMB Scout Balanced Fund since October 2000. Mr. Reed has worked at UMB in various investment positions since 1993, including as an investment analyst, a portfolio manager and a director of research. A management team led by M. Kathryn Gellings is responsible for investment decisions for the UMB Scout Kansas Tax-Exempt Bond Fund. Ms. Gellings has served as a portfolio manager for the UMB Scout Kansas Tax-Exempt Bond Fund since 1998. Ms. Gellings joined UMB in 1986 and has 14 years of investment experience. A management team led by J. Eric Kelley is responsible for investment decisions for the UMB Scout Bond Fund, both the Federal and Prime Portfolios of the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund. Mr. Kelley has served as a portfolio manager of the UMB Scout Bond Fund and the UMB Scout Money Market Fund since July 2001 and the UMB Scout Tax-Free Money Market Fund since 1996. Mr. Kelley joined UMB in 1995 and has over 10 years of investment experience. In addition to their positions at UMB, each of the above-referenced persons has been employed by the Advisor since May 12, 2001.

As Manager, Scout Investment Advisors, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, directors, independent auditors and legal counsel; officers and other personnel; rent; D&O insurance; shareholder services; and other items incidental to corporate administration. Operating expenses not required in the normal operation of a Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including registration of the Funds' shares with the Securities and Exchange Commission and fees payable to various states. Each Fund also pays its own brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

                                                                 UMB SCOUT FUNDS

The Advisor employs UMB Fund Services, Inc. at its own expense to provide shareholder accounting system and transfer agency services. UMB Fund Services, Inc. is a wholly-owned subsidiary of UMB Financial Corporation and an affiliate of the Advisor. UMB Distribution Services, LLC, a wholly-owned subsidiary of UMB Fund Services, Inc., acts as the Funds' distributor. UMB Fund Services, Inc. is a mutual fund service provider that was founded in 1990.

The UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Small Cap Fund, UMB Scout Energy Fund, UMB Scout Balanced Fund and UMB Scout Bond Fund each pay the Advisor a management fee at the annual rate of 85/100 of one percent (0.85%) of its average daily net assets. The UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund each pay the Advisor a management fee at the annual rate of one and one-tenth percent (1.10%) of the first $500 million of average daily net assets, one percent (1.00%) of the next $500 million and 90/100 of one percent (0.90%) on average daily net assets over $1 billion. The UMB Scout Equity Index Fund pays the Advisor a management fee at the annual rate of 40/100 of one percent (0.40%) of its average daily net assets. Through October 31, 2003, the Advisor has entered into a contractual agreement to limit annual fund operating expenses of the UMB Scout Equity Index Fund to 30/100 of one percent (0.30%) of its average daily net assets. The UMB Scout Technology Fund pays the Advisor a management fee at the annual rate of one and one-half percent (1.50%) of its average daily net assets. Through October 31, 2003, the Advisor has entered into a contractual agreement to limit annual fund operating expenses of the UMB Scout Technology Fund to one and one-tenth percent (1.10%) of its average daily net assets. In addition, the UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund each pay the Advisor a management fee at the annual rate of 50/100 of one percent (0.50%) of average daily net assets. These fees are computed daily and paid monthly.

Each Fund's Management Agreement limits the liability of the Advisor as well as its officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

The Advisor from its own resources, may compensate its affiliates for marketing, shareholder servicing, recordkeeping and/or other services performed with respect to the Funds' shares. This includes a fee paid to UMB Scout Brokerage Services, Inc. on the UMB Scout Fund shares held in customer accounts at UMB Scout Brokerage Services, Inc. for services rendered.

--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
The Advisor employs at its own expense Northern Trust Investments, Inc., an Illinois state-chartered trust company, as sub-advisor to be responsible for the day-to-day management of the assets of the UMB Scout Equity Index Fund. The sub-advisor and its affiliates administer in various capacities (including as master trustee, investment manager and custodian) over $1 trillion of assets as of September 30, 2002. The sub-advisor is located at 50 S. LaSalle Street, Chicago, Illinois 60675.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Financial highlights are presented for each of the Funds. The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of a Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent how much an investor in each Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with each Fund's financial statements, are included in the Annual Report, which is available upon request.

PROSPECTUS, OCTOBER 31, 2002

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


UMB SCOUT STOCK FUND


--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2002   2001    2000   1999    1998
--------------------------------------------------------------------------------

Net asset value, beginning of period     $15.47  $18.50 $20.53  $19.63 $18.33
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                 0.10    0.16   0.32    0.37   0.41
     Net realized and unrealized gain
       (loss) on securities              (1.66)  (1.79)   0.16    2.18   2.33
                                       --------------------------------------
  Total from investment operations       (1.56)  (1.63)   0.48    2.55   2.74
                                       --------------------------------------
  Distributions from:
  -------------------
     Net investment income               (0.10)  (0.18) (0.27)  (0.41) (0.40)
     Net realized gain on securities     (0.17)  (1.22) (2.24)  (1.24) (1.04)
                                       --------------------------------------
  Total distributions                    (0.27)  (1.40) (2.51)  (1.65) (1.44)
                                       --------------------------------------
Net asset value, end of period           $13.64  $15.47 $18.50  $20.53 $19.63
                                       ======================================
Total return                              (10)%    (9)%     3%     14%    15%
                                       ======================================
Ratios/Supplemental Data
-------------------------
Net assets, end of period (in millions)     $98    $117   $147    $182   $195
Ratio of expenses to average net assets   0.86%   0.88%  0.87%   0.87%  0.86%
Ratio of net investment income to
  average net assets                      0.70%   0.98%  1.29%   1.93%  2.07%
Portfolio turnover rate                     14%     13%    30%     14%    10%


UMB SCOUT STOCK SELECT FUND

--------------------------------------------------------------------------------
                                                 FOR THE PERIODS ENDED JUNE 30,
                                                  2002    2001   2000  1999(A)
--------------------------------------------------------------------------------

Net asset value, beginning of period              $8.55  $9.59  $10.08 $10.00
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                         0.05   0.10    0.10   0.01
     Net realized and unrealized gain
       (loss) on securities                      (0.95) (1.04)  (0.48)   0.07
                                       --------------------------------------
  Total from investment operations               (0.90) (0.94)  (0.38)   0.08
                                       --------------------------------------
  Distributions from:
  -------------------
     Net investment income                       (0.05) (0.10)  (0.10)      -
     Net realized gain on securities                  -      -  (0.01)      -
                                       --------------------------------------
  Total distributions                            (0.05) (0.10)  (0.11)      -
                                       --------------------------------------
Net asset value, end of period                    $7.60  $8.55   $9.59 $10.08
                                       ======================================
Total return                                      (11)%  (10)%    (4)%  1%(b)
                                       ======================================
Ratios/Supplemental Data
-------------------------
Net assets, end of period (in millions)              $4    $14      $9     $2
Ratio of expenses to average net assets           0.92%  0.85%   0.80%  0.85%
Ratio of net investment income to
  average net assets                              0.58%  1.14%   1.26%  2.35%
Portfolio turnover rate                             15%    34%     11%     7%

(a)The Fund was capitalized on March 17, 1999 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 17, 1999, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b)Not annualized.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


UMB SCOUT EQUITY INDEX FUND


--------------------------------------------------------------------------------
                                                            FOR THE PERIODS
                                                            ENDED JUNE 30,
                                                          2002   2001  2000(A)
--------------------------------------------------------------------------------

Net asset value, beginning of period                     $8.42  $10.02 $10.00
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                                0.07    0.07   0.01
     Net realized and unrealized gain
       (loss) on securities                             (1.60)  (1.59)   0.01
                                       --------------------------------------
  Total from investment operations                      (1.53)  (1.52)   0.02
                                       --------------------------------------
  Distributions from:
  -------------------
     Net investment income                              (0.07)  (0.08)      -
     Net realized gain on securities                    (0.01)       -      -
                                       --------------------------------------
  Total distributions                                   (0.08)  (0.08)      -
                                       --------------------------------------
Net asset value, end of period                           $6.81   $8.42 $10.02
                                       ======================================
Total return                                             (18)%   (15)%     0%
                                       ======================================
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions)                    $44     $25    $15
Ratio of expenses to average net assets                  0.30%   0.30%  0.30%
Ratio of net investment income to
  average net assets                                     1.15%   0.95%  1.21%
Portfolio turnover rate                                    35%     64%    12%


UMB SCOUT SMALL CAP FUND (Formerly the UMB Scout Regional Fund)(b)


--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2002   2001    2000   1999    1998
--------------------------------------------------------------------------------

Net asset value, beginning of period     $10.79   $9.82 $11.39  $11.76 $11.21
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                 0.07    0.20   0.13    0.19   0.20
     Net realized and unrealized gain
       (loss) on securities                   -    3.03 (1.12)    0.18   1.38
                                       --------------------------------------
  Total from investment operations         0.07    3.23 (0.99)    0.37   1.58
                                       --------------------------------------
  Distributions from:
  --------------------
     Net investment income               (0.07)  (0.21) (0.10)  (0.22) (0.22)
     Net realized gain on securities          -  (2.05) (0.48)  (0.52) (0.81)
                                       --------------------------------------
  Total distributions                    (0.07)  (2.26) (0.58)  (0.74) (1.03)
                                       --------------------------------------
Net asset value, end of period           $10.79  $10.79  $9.82  $11.39 $11.76
                                       ======================================
Total return                                 1%     34%   (9)%      4%    14%
                                       ======================================
Ratios/Supplemental Data
-------------------------
Net assets, end of period (in millions)     $43     $34    $30     $44    $50
Ratio of expenses to average net assets   0.88%   0.99%  0.91%   0.89%  0.85%
Ratio of net investment income to
  average net assets                      0.71%   1.58%  1.43%   1.76%  1.54%
Portfolio turnover rate                    105%    122%    16%     13%    13%

(a) The Fund was capitalized on April 12, 2000 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 1, 2000, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b) Prior to July 2, 2001, the Fund was known as the UMBScout Regional Fund and was managed in accordance with a different investment objective and strategy.
(c)  Not annualized.

PROSPECTUS, OCTOBER 31, 2002

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


UMB SCOUT WORLDWIDE FUND


--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2002   2001    2000   1999    1998
--------------------------------------------------------------------------------

Net asset value, beginning of period     $19.58  $23.47 $20.38  $18.62 $16.00
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                 0.13       -   0.28    0.26   0.29
     Net realized and unrealized gain
       (loss) on securities              (1.79)  (3.49)   3.64    1.75   2.87
                                       --------------------------------------
  Total from investment operations       (1.66)  (3.49)   3.92    2.01   3.16
                                       --------------------------------------
  Distributions from:
  -------------------
     Net investment income               (0.13)  (0.19) (0.12)  (0.23) (0.32)
     Net realized gain on securities     (0.01)  (0.21) (0.71)  (0.02) (0.22)
                                       --------------------------------------
  Total distributions                    (0.14)  (0.40) (0.83)  (0.25) (0.54)
                                       --------------------------------------
Net asset value, end of period           $17.78  $19.58 $23.47  $20.38 $18.62
                                       ======================================
Total return                               (8)%   (15)%    19%     11%    20%
                                       ======================================
Ratios/Supplemental Data
-------------------------
Net assets, end of period (in millions)    $405    $335   $302    $181    $83
Ratio of expenses to average net assets   1.12%   1.12%  0.91%   0.86%  0.87%
Ratio of net investment income to
  average net assets                      0.77%   1.04%  1.29%   1.69%  2.01%
Portfolio turnover rate                     13%     11%     8%      8%     3%


UMB SCOUT WORLDWIDE SELECT FUND


--------------------------------------------------------------------------------
                                                 FOR THE PERIODS ENDED JUNE 30,
                                                  2002    2001   2000  1999(A)
--------------------------------------------------------------------------------

Net asset value, beginning of period              $9.77 $11.90  $10.20 $10.00
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                         0.06   0.07    0.10   0.01
     Net realized and unrealized gain
       (loss) on securities                      (1.12) (2.13)    1.75   0.19
                                       --------------------------------------
  Total from investment operations               (1.06) (2.06)    1.85   0.20
                                       --------------------------------------
  Distributions from:
  -------------------
     Net investment income                       (0.06) (0.07)  (0.10)      -
     Net realized gain on securities                  -      -  (0.05)      -
                                       --------------------------------------
  Total distributions                            (0.06) (0.07)  (0.15)      -
                                       --------------------------------------
Net asset value, end of period                    $8.65  $9.77  $11.90 $10.20
                                       ======================================
Total return                                      (11)%  (17)%     18%  2%(b)
                                       ======================================
Ratios/Supplemental Data
-------------------------
Net assets, end of period (in millions)             $44    $35     $36     $3
Ratio of expenses to average net assets           1.14%  1.11%   0.85%  0.85%
Ratio of net investment income (loss)
  to average net assets                           0.75%  0.75%   1.53%  1.90%
Portfolio turnover rate                             17%    10%      6%     6%

(a)The Fund was capitalized on March 17, 1999 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 17, 1999, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b)Not annualized.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


UMB SCOUT TECHNOLOGY FUND


--------------------------------------------------------------------------------
                                                            FOR THE PERIODS
                                                            ENDED JUNE 30,
                                                          2002   2001  2000(A)
--------------------------------------------------------------------------------

Net asset value, beginning of period                    $4.38  $10.08  $10.00
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                                  -       -       -
     Net realized and unrealized gain
       (loss) on securities                            (1.84)  (5.70)    0.08
                                       --------------------------------------
  Total from investment operations                     (1.84)  (5.70)    0.08
                                       --------------------------------------
  Distributions from:
  -------------------
     Net investment income                                  -       -       -
     Net realized gain on securities                        -       -       -
                                       --------------------------------------
  Total distributions                                       -       -       -
                                       --------------------------------------
Net asset value, end of period                          $2.54   $4.38  $10.08
                                       ======================================
Total return                                            (42)%   (57)%   1%(d)
                                       ======================================
Ratios/Supplemental Data
-------------------------
Net assets, end of period (in millions)                   $10     $14      $5
Ratio of expenses to average net assets                 1.10%   1.10%   1.10%
Ratio of net investment income (loss)
  to average net assets                                (0.72)%(0.06)% (0.13)%
Portfolio turnover rate                                  154%    170%     10%


UMB SCOUT ENERGY FUND (Formerly the UMB Scout Capital Preservation Fund)(b)


--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2002   2001    2000   1999  1998(C)
--------------------------------------------------------------------------------

Net asset value, beginning of period      $9.57   $9.59  $9.76   $9.74 $10.00
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                 0.12    0.28   0.20    0.17   0.07
     Net realized and unrealized gain
       (loss) on securities              (0.40)    0.17 (0.15)    0.08 (0.33)
                                       --------------------------------------
  Total from investment operations       (0.28)    0.45   0.05    0.25 (0.26)
                                       --------------------------------------
  Distributions from:
  -------------------
     Net investment income               (0.11)  (0.31) (0.20)  (0.21)      -
     Net realized gain on securities          -  (0.16) (0.02)  (0.02)      -
                                       --------------------------------------
  Total distributions                    (0.11)  (0.47) (0.22)  (0.23)      -
                                       --------------------------------------
Net asset value, end of period            $9.18   $9.57  $9.59   $9.76  $9.74
                                       ======================================
Total return                               (3)%      5%     1%      3% (3)%(d)
                                       ======================================
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions)      $2      $1     $1      $1     $1
Ratio of expenses to average net assets   0.85%   0.85%  0.84%   0.83%  0.85%
Ratio of net investment income to
  average net assets                      1.39%   2.86%  2.62%   2.44%  3.26%
Portfolio turnover rate                     56%    121%    13%     95%     7%

(a)The Fund was capitalized on April 12, 2000 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 1, 2000, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b)Prior to July 2, 2001, the Fund was known as the UMBScout Capital Preservation Fund and was managed in accordance with a different investment strategy.

(c)The Fund was capitalized on January 13, 1998 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on February 23, 1998, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(d)Not annualized.

PROSPECTUS, OCTOBER 31, 2002

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


UMB SCOUT BALANCED FUND


--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2002   2001    2000   1999    1998
--------------------------------------------------------------------------------

Net asset value, beginning of period      $8.66   $9.23 $10.17  $10.91 $10.72
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                 0.23    0.99   0.14    0.38   0.43
     Net realized and unrealized gain
       (loss) on securities              (0.52)  (0.55) (0.58)  (0.21)   0.54
                                       --------------------------------------
  Total from investment operations       (0.29)    0.44 (0.44)    0.17   0.97
                                       --------------------------------------
  Distributions from:
  -------------------
     Net investment income               (0.18)  (1.01) (0.13)  (0.41) (0.45)
     Net realized gain on securities          -       - (0.37)  (0.50) (0.33)
                                       --------------------------------------
  Total distributions                    (0.18)  (1.01) (0.50)  (0.91) (0.78)
                                       --------------------------------------
Net asset value, end of period            $8.19   $8.66  $9.23  $10.17 $10.91
                                       ======================================
Total return                               (3)%      4%   (4)%      2%     9%
                                       ======================================
Ratios/Supplemental Data
-------------------------
Net assets, end of period (in millions)      $1      $2     $4      $5     $8
Ratio of expenses to average net assets   0.85%   0.85%  0.87%   0.87%  0.85%
Ratio of net investment income
  to average net assets                   2.26%   2.61%  3.16%   3.48%  3.78%
Portfolio turnover rate                     51%    127%    44%     95%    15%
                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

UMB SCOUT BOND FUND

--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2002   2001    2000   1999    1998
--------------------------------------------------------------------------------

Net asset value, beginning of period     $11.15  $10.71 $10.95  $11.21 $10.98
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                 0.57    0.60   0.55    0.62   0.62
     Net realized and unrealized gain
       (loss) on securities                0.39    0.44 (0.18)  (0.26)   0.23
                                       --------------------------------------
  Total from investment operations         0.96    1.04   0.37    0.36   0.85
                                       --------------------------------------
  Distributions from:
  -------------------
     Net investment income               (0.57)  (0.60) (0.61)  (0.62) (0.62)
     Net realized gain on securities          -       -      -       -      -
                                       --------------------------------------
  Total distributions                    (0.57)  (0.60) (0.61)  (0.62) (0.62)
                                       --------------------------------------
Net asset value, end of period           $11.54  $11.15 $10.71  $10.95 $11.21
                                       ======================================
Total return                                 9%     10%     3%      3%     8%
                                       ======================================
Ratios/Supplemental Data
Net assets, end of period (in millions)     $74     $70    $65     $72    $78
Ratio of expenses to average net assets   0.91%   0.86%  0.87%   0.87%  0.87%
Ratio of net investment income
  to average net assets                   4.98%   5.47%  5.73%   5.48%  5.61%
Portfolio turnover rate                     54%     40%    30%     23%    12%


UMB SCOUT KANSAS TAX-EXEMPT BOND FUND


--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2002   2001    2000   1999  1998(A)
--------------------------------------------------------------------------------

Net asset value, beginning of period      $9.98   $9.67  $9.80   $9.94 $10.00
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                 0.37    0.41   0.40    0.40   0.13
     Net realized and unrealized gain
       (loss) on securities                0.11    0.31 (0.13)  (0.14) (0.06)
                                       --------------------------------------
  Total from investment operations         0.48    0.72   0.27    0.26   0.07
                                       --------------------------------------
  Distributions from:
  --------------------
     Net investment income               (0.37)  (0.41) (0.40)  (0.40) (0.13)
     Net realized gain on securities          -       -      -       -      -
                                       --------------------------------------
  Total distributions                    (0.37)  (0.41) (0.40)  (0.40) (0.13)
                                       --------------------------------------
Net asset value, end of period           $10.09   $9.98  $9.67   $9.80  $9.94
                                       ======================================
Total return                                 5%      8%     3%      3%  1%(b)
                                       ======================================
Ratios/Supplemental Data
-------------------------
Net assets, end of period (in millions)      $7      $7     $7      $8     $6
Ratio of expenses to average net assets   0.52%   0.50%  0.50%   0.50%  0.50%
Ratio of net investment income
  to average net assets                   3.63%   4.12%  4.19%   4.01%  4.33%
Portfolio turnover rate                     44%      7%     7%     12%     4%

(a)The Fund was capitalized on January 13, 1998 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on February 23, 1998, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b)Not annualized.

PROSPECTUS, OCTOBER 31, 2002

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


UMB SCOUT MONEY MARKET FUND


--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2002   2001    2000   1999    1998
--------------------------------------------------------------------------------

FEDERAL PORTFOLIO
Net asset value, beginning of period      $1.00   $1.00  $1.00   $1.00  $1.00
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                 0.02    0.05   0.05    0.05   0.05
                                       --------------------------------------
  Distributions from:
  -------------------
     Net investment income               (0.02)  (0.05) (0.05)  (0.05) (0.05)
                                       --------------------------------------
Net asset value, end of period            $1.00   $1.00  $1.00   $1.00  $1.00
                                       ======================================
Total return                                 2%      5%     5%      5%     5%
                                       ======================================
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions)    $353    $375   $303    $298   $303
Ratio of expenses to average net assets   0.51%   0.51%  0.50%   0.51%  0.51%
Ratio of net investment income
  to average net assets                   1.91%   5.30%  5.08%   4.58%  5.03%


UMB SCOUT MONEY MARKET FUND


--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2002   2001    2000   1999    1998
--------------------------------------------------------------------------------

PRIME PORTFOLIO
Net asset value, beginning of period      $1.00   $1.00  $1.00   $1.00  $1.00
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                 0.02    0.05   0.05    0.05   0.05
                                       --------------------------------------
  Distributions from:
  -------------------
     Net investment income               (0.02)  (0.05) (0.05)  (0.05) (0.05)
                                       --------------------------------------
Net asset value, end of period            $1.00   $1.00  $1.00   $1.00  $1.00
                                       ======================================
Total return                                 2%      6%     5%      5%     5%
                                       ======================================
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions)    $938    $865   $707    $678   $556
Ratio of expenses to average net assets   0.51%   0.50%  0.51%   0.51%  0.51%
Ratio of net investment income to
  average net assets                      1.91%   5.33%  5.26%   4.72%  5.14%

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


UMB SCOUT TAX-FREE MONEY MARKET FUND


--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2002   2001    2000   1999    1998
--------------------------------------------------------------------------------

Net asset value, beginning of period      $1.00   $1.00  $1.00   $1.00  $1.00
                                       --------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income                 0.01    0.03   0.03    0.03   0.03
                                       --------------------------------------
  Distributions from:
     Net investment income               (0.01)  (0.03) (0.03)  (0.03) (0.03)
                                       --------------------------------------
Net asset value, end of period            $1.00   $1.00  $1.00   $1.00  $1.00
                                       ======================================
Total return                                 1%      3%     3%      3%     3%
                                       ======================================
Ratios/Supplemental Data
Net assets, end of period (in millions)    $175    $146   $116    $126   $123
Ratio of expenses to average net assets   0.51%   0.51%  0.53%   0.52%  0.54%
Ratio of net investment income to
  average net assets                      1.19%   3.17%  3.23%   2.66%  3.21%

PROSPECTUS, OCTOBER 31, 2002

--------------------------------------------------------------------------------
BEFORE YOU INVEST
--------------------------------------------------------------------------------
PROSPECTUS. This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

ACCOUNT REGISTRATION. Once you have decided which Fund or Funds to invest in, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.

Available forms of registration include:

  o INDIVIDUAL OWNERSHIP. If you have reached the legal age of majority in your state of residence, you may open an individual account.

  o JOINT OWNERSHIP. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.

  o CUSTODIAL ACCOUNT. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfer to Minors Act for your state of residence.

  o BUSINESS/TRUST OWNERSHIP. Corporations, trusts, charitable organizations and other businesses may open accounts.

  o IRAS AND OTHER TAX-DEFERRED ACCOUNTS. The Funds offer a variety of retirement plans for individuals. Please refer to "Retirement Account Options," below, for more information about these types of accounts.

ACCOUNT MINIMUMS. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.



--------------------------------------------------------------------------------
                                                      INITIAL       ADDITIONAL
                                                      MINIMUM        MINIMUM
TYPE OF ACCOUNT                                       PURCHASE       PURCHASE
--------------------------------------------------------------------------------
Regular (Individual, joint, business or trust)        $1,000           $100
--------------------------------------------------------------------------------
IRA (including spousal, Roth & SEP IRAs and
Coverdell Education Savings Accounts)                   $100           $100
--------------------------------------------------------------------------------
Gifts to Minors (UGMA/UTMA)                             $250           $100
--------------------------------------------------------------------------------
Automatic Investment Plan                               $100            $50
--------------------------------------------------------------------------------
Exchanges                                             $1,000         $1,000
--------------------------------------------------------------------------------

                                                                 UMB SCOUT FUNDS

DETERMINING YOUR SHARE PRICE. The price at which you purchase and redeem a Fund's shares is called the Fund's net asset value per share ("NAV"). A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on days when the Funds are open for business. These are generally the same days that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends, national holidays and Good Friday. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by the Funds' Transfer Agent. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds and have received your purchase order and payment or redemption order, we may process the order at the NAV per share next effective after receipt of order by the institution. The Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day's NAV when the New York Stock Exchange closes early as a result of unusual weather or other conditions. The Funds reserve the same right when The Bond Market Association recommends that securities markets close or close early.

Each security owned by a Fund that is listed on an exchange is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by a Fund's Board of Directors or Trustees. The Funds may use pricing services to assist in the determination of market value.

A Fund will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its NAV.

Foreign securities may trade during hours and on days that the Funds are closed and NAVs are not calculated. Although a Fund's NAV may be affected, you will not be able to purchase or redeem shares on these days.

Short-term instruments maturing within 60 days may be valued at amortized cost. The UMB Scout Tax-Free Money Market Fund and the Portfolios of the UMB Scout Money Market Fund value assets on the basis of amortized cost.

--------------------------------------------------------------------------------
PURCHASING SHARES
--------------------------------------------------------------------------------
You can buy shares directly from the Funds or through a financial services agent such as a bank, financial advisor or broker-dealer, or other institution that the Funds have authorized to sell shares. If you maintain certain accounts at UMB Bank, n.a., or another institution (such as a bank or broker-dealer) that has entered into an agreement with the UMB Scout Funds to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see "Transactions Through UMB Bank, n.a. and Other Institutions" below for more details.

PROSPECTUS, OCTOBER 31, 2002

TO OPEN AN ACCOUNT OR BUY ADDITIONAL SHARES
DIRECTLY FROM THE FUNDS, JUST FOLLOW THESE STEPS:

--------------------------------------------------------------------------------
TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------
BY MAIL:

o Complete and sign the account application or an IRA application. If you don't complete the application properly, your purchase may be delayed or rejected.

o Make your check payable to the "UMB Scout Funds." The Funds do not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the U.S. or other checks deemed to be high risk checks.

o For IRA accounts, please specify the year for which the contribution is made.

--------------------------------------------------------------------------------
MAIL YOUR APPLICATION AND CHECK TO:
UMB Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241
--------------------------------------------------------------------------------
BY OVERNIGHT COURIER, SEND TO:
UMB Scout Funds
803 West Michigan Street
Suite A
Milwaukee, WI 53233-2301
--------------------------------------------------------------------------------
BY TELEPHONE:
You may not make your initial purchase by telephone.
--------------------------------------------------------------------------------
BY WIRE:
o To purchase shares by wire, the Transfer Agent must have received a completed application and issued an account number to you. Call 1-800-996-2862 for instructions prior to wiring the funds.

o Send your investment to UMB Bank, n.a. with these instructions:
  UMB Bank, n.a.
  ABA# 101000695
  For Credit to the UMB Scout Funds
  A/C# 9871062406
  For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name of Fund to be purchased.

--------------------------------------------------------------------------------
TO ADD TO AN ACCOUNT
--------------------------------------------------------------------------------
BY MAIL:
o Complete the investment slip that is included in your account statement, and write your account number on your check.

o If you no longer have your investment slip, please reference your name, account number and address on your check, and the name of the Fund(s) in which you want to invest.

o Make your check payable to the "UMB Scout Funds."
--------------------------------------------------------------------------------
MAIL THE SLIP AND CHECK TO:
UMB Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241
--------------------------------------------------------------------------------
BY OVERNIGHT COURIER, SEND TO:
UMB Scout Funds
803 West Michigan Street
Suite A
Milwaukee, WI 53233-2301
--------------------------------------------------------------------------------
BY TELEPHONE:
o You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-800-996-2862 to purchase shares in an existing account.

o Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.
--------------------------------------------------------------------------------
BY WIRE:
Send your investment to UMB Bank, n.a. by following the instructions listed in the column to the left.
--------------------------------------------------------------------------------

                                                                 UMB SCOUT FUNDS

If your purchase request is received by the Funds' Transfer Agent or other authorized agent before close of trading on the New York Stock Exchange (typically 3:00 p.m. Central Time) on a day when the Funds are open for business, your request will be executed at that day's NAV, provided that your application is in good order. If your request is received after close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase transactions at any time, without prior notice.

CUSTOMER IDENTIFICATION PROGRAM
Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number at the time you open an account. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.


ADDITIONAL PURCHASE INFORMATION

o The Funds no longer issue certificates for shares.

o The UMB Scout Kansas Tax-Exempt Bond Fund is only available to shareholders who reside in Kansas or Missouri.

o If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20.00 fee) incurred by a Fund or the Transfer Agent. The Fund may redeem shares you own in this or another identically registered UMB Scout Funds account as reimbursement for any such losses.

o You must provide the Funds with a Social Security Number or Taxpayer Identification Number and certify that the number is correct, as well as certify that you are a U.S. person and that you are not subject to backup withholding before your account can be established. If you do not provide these certifications on your account application, the Fund will be required to withhold and remit to the IRS a percentage of dividends, capital gains distributions and redemptions as set forth in applicable IRS Rules and Regulations.

o The Funds are only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

o The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list "Power of Attorney" or "POA" in the registration section.

o Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.

TRANSACTIONS THROUGH UMB BANK, N.A. AND OTHER INSTITUTIONS. In addition to purchasing shares from the Funds, you may invest through a financial services agent such as a bank, financial advisor or broker-dealer. UMB Bank, n.a. trust customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions. Customers of other financial services agents should contact their account officers for appropriate purchase instructions. Please note that your financial services agent may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in the Prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer. To determine whether you may purchase shares through your institution, contact your institution directly.

--------------------------------------------------------------------------------
REDEEMING SHARES
--------------------------------------------------------------------------------

When you purchase your shares directly from the UMB Scout Funds, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB Bank, n.a., or another financial services agent and you appear on the Funds' records as the registered holder. These redemption instructions do not apply to Fund shares held in an omnibus account. You may redeem

PROSPECTUS, OCTOBER 31, 2002
your shares of a Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Funds normally pay redemption proceeds within two business days, but may take up to seven days.


BY MAIL

o Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

o Sign the request exactly as the shares are registered. All account owners must sign.

o Include a signature guarantee, if necessary.

o Send your request to:

REGULAR MAIL                          OVERNIGHT COURIER
UMB Scout Funds                       UMB Scout Funds
P.O. Box 1241                         803 West Michigan Street, Suite A
Milwaukee, WI 53201-1241              Milwaukee, WI 53233-2301

BY TELEPHONE
o You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

o Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

Redemption requests received in "proper form" before the close of the New York Stock Exchange (typically 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day's NAV. "Proper form" means that all shares are paid for, and that you have included all required documentation along with any required signature guarantees.

Please note that the Funds may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-800-996-2862.

ADDITIONAL REDEMPTION PROVISIONS

o Once we receive your order to redeem shares, you may not revoke or cancel it. We cannot accept an order to redeem that specifies a particular date, price or any other special conditions.
o If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

o We will not pay redemption proceeds until your shares have been paid for in full. If you paid for the shares to be redeemed with a check, the Funds may delay sending your redemption payment for up to 15 days from the date of purchase to assure the check you used to purchase your shares has cleared. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Funds and their shareholders from loss.

o The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.

o Under certain circumstances, a Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

REDEEMING AND EXCHANGING THROUGH UMB BANK, N.A. AND OTHER INSTITUTIONS
If you purchase your shares through an account at UMB Bank, n.a. or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that, while the UMB

                                                                 UMB SCOUT FUNDS

Scout Funds do not impose any charges for redemptions, when shares are purchased through UMB Bank, n.a. or another institution, you may be charged a fee by that institution for providing services in connection with your account.

TELEPHONE TRANSACTIONS

o In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

o The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

SIGNATURE GUARANTEES
The Funds will require the signature guarantee of each account owner to redeem shares in the following situations:

  o  to change ownership on your account;

  o to send redemption proceeds to a different address than is currently on the account;

  o  to have the proceeds paid to someone other than the account's owner;

  o to transmit redemption proceeds by federal funds wire or ACH to a bank other than your bank of record;

  o  to add check-writing privileges;

  o if a change of address request has been received by the Transfer Agent within the last 60 days; or

  o  if your redemption is for $50,000 or more.

A signature guarantee request may not be sent by facsimile.

The Funds require signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor. Please note that, effective January 1, 2003, you must obtain a signature guarantee from a participant in the Securities Transfer Association Medallion Program.

SMALL ACCOUNTS. All UMB Scout Funds account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when your account balance falls below $1,000 (or the specified account minimum investment) for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to retirement plan accounts, active automatic investment plans or UGMA/UTMA accounts.

--------------------------------------------------------------------------------
EXCHANGING SHARES
--------------------------------------------------------------------------------
FUND TO FUND EXCHANGE. You may exchange shares in one Fund for shares in another UMB Scout Fund in writing or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. The minimum amount you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:

  o  each account must be registered identically;

  o you must meet the Fund's initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must have a value of at least $2,500 when initiating an automatic exchange;

  o you must obtain and read the Prospectus for the Fund into which you are exchanging;

  o you may only exchange into Funds that are legally available for sale in your state. The UMB Scout Kansas Tax-Exempt Bond Fund is only available to residents of Kansas and Missouri.

PROSPECTUS, OCTOBER 31, 2002

If your order is received before close of trading on the New York Stock Exchange (typically 3:00 p.m. Central Time) it will be processed at that day's NAV. Please note that the exchange of shares results in the sale of one Fund's shares and the purchase of another Fund's shares. As a result, an exchange could result in a gain or loss and become a taxable event for you.

LIMITATIONS ON EXCHANGES. The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders. Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified by the Funds as "market timers." Market timers are investors who repeatedly make exchanges within a short period of time. The Funds reserve the right to suspend, limit or terminate the exchange privilege of any investor who uses the exchange privilege excessively. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

MAKING CHANGES TO YOUR ACCOUNT
You may call or write us to make changes to your account.

NAME CHANGES. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures guaranteed.

ADDRESS CHANGES. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.

TRANSFER OF ACCOUNT OWNERSHIP. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, address and Taxpayer Identification Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.

--------------------------------------------------------------------------------
SPECIAL FEATURES AND SERVICES
--------------------------------------------------------------------------------

RETIREMENT ACCOUNT OPTIONS
The Funds offer a variety of retirement accounts for which UMB Bank, n.a. serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax advisor before you establish a retirement account.

The UMB Scout Funds currently accept investments from the following kinds of retirement plans:

  o  Traditional IRA (including spousal IRA)

  o  "Rollover" IRA

  o  Roth IRA

  o  SEP-IRA

  o  Coverdell Education Savings Account

ACH TRANSACTIONS
If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

AUTOMATED TELEPHONE SERVICE
The Funds offer 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds and gives you account balances and history (e.g., last transaction, latest dividend distribution). To access the automated system, please call 1-800-996-2862.

                                                                 UMB SCOUT FUNDS

WEB SITE

You can obtain the most current Prospectus and shareholder reports for the Funds, as well as current performance information, applications and other Fund information, by visiting the Funds' Web site at www.umbscoutfunds.com.

AUTOMATIC INVESTMENT PLAN (AIP)
To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $100 and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an automatic investment plan may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, 25th or last day of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20.00, your purchase will be cancelled and you will be responsible for any resulting losses to the Funds. You can terminate your automatic investment plan at any time by calling the Funds at least 5 business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

SYSTEMATIC WITHDRAWAL PLAN (SWP)
You can have shares automatically redeemed from your account on a regular basis by using our systematic withdrawal plan. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, 25th or last day of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another UMB Scout Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

AUTOMATIC EXCHANGES
You can authorize automatic monthly exchanges ranging from $100 to $50,000 from one UMB Scout Funds account to another identically registered UMB Scout Funds account. The exchange will take place on the 5th, 10th, 15th, 20th, 25th or last day of the month, as selected by you. Exchanges will continue until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

CHECK WRITING
This service is available if you own shares of the UMB Scout Money Market Fund or the UMB Scout Tax-Free Money Market Fund. Check writing allows you to redeem shares of a Fund by writing a check. Each check must be for an amount of at least $500 up to $50,000. To select this option, please complete the appropriate section when filling out your application. You will receive special checks from the Funds' Transfer Agent. If you did not select the check writing option at the time you filled out your original application, please call 1-800-996-2862 for assistance.

--------------------------------------------------------------------------------
OTHER SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER COMMUNICATIONS
CONFIRMATIONS. You will receive a confirmation each time you buy, sell or exchange Fund shares. Automatic investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.

QUARTERLY AND ANNUAL STATEMENTS. You will receive a quarterly statement listing all distributions, purchases and redemptions of UMB Scout Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

SEMI-ANNUAL AND ANNUAL REPORTS. The Funds send Semi-annual and Annual Reports to their shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Funds' portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Funds' performance for their most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.

PROSPECTUS, OCTOBER 31, 2002

PROSPECTUS. Each year, the Funds will send all shareholders a new Prospectus. Please read the Prospectus and keep it for future reference.

FORM 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year, and a Form 1099-B showing shares you sold during the year.

FORM 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution.

HOUSEHOLDING

To help lower the Funds' expenses, we attempt to eliminate duplicate mailings of Prospectus updates and Annual and Semi-annual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semi-annual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Funds will begin sending you individual copies of these regulatory mailings within 30 days after your request.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS
The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds' behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are responsible for transmitting accepted orders and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
Each Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. The Funds will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

A dividend from net investment income represents the income a Fund earns from dividends and interest received on its investments, after payment of the Fund's expenses. A capital gain arises from the increase in the value of a security that a Fund holds. A Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

The UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Equity Index Fund, UMB Scout Small Cap Fund, UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Technology Fund, UMB Scout Energy Fund and UMB Scout Balanced Fund will pay substantially all of their net investment income semi-annually, usually in June and December. Substantially all of any net capital gains realized will be distributed annually by December 31.

The UMB Scout Bond Fund and the UMB Scout Kansas Tax-Exempt Bond Fund will declare a dividend every business day, equal to substantially all of such Fund's undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. Substantially all of any net capital gains realized will be distributed annually by December 31.

The UMB Scout Tax-Free Money Market Fund and each Portfolio of the UMB Scout Money Market Fund will declare a dividend every business day, equal to substantially all of their undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. These Funds' policies relating to maturities make it unlikely that they will have capital gains or losses.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
BUYING A DIVIDEND. Unless you invest in a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a Fund shortly before it makes a distribution. This is known as "buying a dividend." Buying a dividend can cost you money in taxes because you will receive, in the form of a taxable distribution, a portion of the money you just invested (even if you elected to have it reinvested in additional Fund shares). To avoid "buying a dividend," check a Fund's distribution schedule before you invest by calling 1-800-996-2862.
--------------------------------------------------------------------------------

TAXES

You will be subject to income tax on all Fund distributions regardless of whether you receive them in cash or elect to have them reinvested in Fund shares. Distributions of income and distributions of a Fund's net short-term capital gains are taxable to you as ordinary income. Distributions of a Fund's net long-term capital gains are taxable to you as long-term capital gains. This is true regardless of how long you have held your Fund shares.

In general, when you redeem your shares of a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different UMB Scout Fund is the same as a redemption. The individual tax rate on any gain from the redemption or exchange of your Fund shares depends on your marginal tax bracket and on how long the shares have been held. However, because the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund expect to maintain a $1.00 net asset value per share, investors in these Funds should not have any gain or loss on the redemption of such shares.

Distributions from the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. However, these Funds may invest a portion of their assets in securities that pay income that is not tax-exempt. Fund distributions from such income are taxable to you as ordinary income.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

Exempt-interest dividends paid by the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund are taken into account when determining the taxable portion of an investor's Social Security or railroad retirement benefits. These Funds may invest a portion of their assets in private activity bonds. The income from these bonds will be a preference item when determining an investor's Alternative Minimum Tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or of its political subdivisions, generally will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

Fund distributions and gains from the redemption or exchange of your Fund shares generally will be subject to state and local income tax. Any foreign taxes paid by the UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund on their investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

PROSPECTUS, OCTOBER 31, 2002

UMB SCOUT FUNDS
100% No-Load Mutual Funds
  Stock Fund
  Stock Select Fund
  Equity Index Fund
  Small Cap Fund
  WorldWide Fund
  WorldWide Select Fund
  Technology Fund
  Energy Fund
  Balanced Fund
  Bond Fund
  Kansas Tax-Exempt Bond Fund*
  Money Market Fund - Federal Portfolio
  Money Market Fund - Prime Portfolio
  Tax-Free Money Market Fund

  *Available only to residents of Kansas and Missouri.

SEC REGISTRATION NUMBERS
811-3557  Stock Fund
811-3557  Stock Select Fund
811-09813  Equity Index Fund
811-09813  Small Cap Fund
811-7472  WorldWide Fund
811-7472  WorldWide Select Fund
811-09813  Technology Fund
811-09813  Energy Fund
811-7323  Balanced Fund
811-3558  Bond Fund
811-08513  Kansas Tax-Exempt Bond Fund
811-3528   Money Market Fund
811-3556   Tax-Free Money Market Fund

                       LOGO
                UMB | SCOUT FUNDS

                  P.O. Box 1241
             Milwaukee, WI 53201-1241

              TOLL FREE 800-996-2862


              www.umbscoutfunds.com


"UMB," "Scout" and the Scout design are registered service marks of UMB Financial Corporation.

INVESTMENT ADVISOR AND MANAGER
Scout Investment Advisors, Inc.
Kansas City, Missouri

AUDITORS
BKD, LLP
Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri

DISTRIBUTOR


UMB Distribution Services, LLC
Milwaukee, Wisconsin

TRANSFER AGENT
UMB Fund Services, Inc.
Milwaukee, Wisconsin


ADDITIONAL INFORMATION
The Statement of Additional Information ("SAI") contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' Annual and Semi-annual Reports to shareholders contain additional information about the Funds' investments. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as provided on this page. You also may call the toll-free number provided to request other information about the Funds and to make shareholder inquiries.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available in the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102.

                                                                 --------------
                                                                    PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  PERMIT NO. 69
                                                                 KANSAS CITY MO
                                                                 --------------


                                                                     SC-401-1002